Share-based payments - Additional Information (Details) € / shares in Units, € in Thousands			1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2023 EUR (€) shares € / shares	Apr. 05, 2023 shares	Oct. 31, 2023 shares tranche	Jun. 30, 2023 EUR (€) shares	Jun. 30, 2022 EUR (€) shares	Dec. 31, 2021 shares € / shares	May 31, 2021 EUR (€) shares	Feb. 28, 2021 shares	Jun. 30, 2023 shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares € / shares	Feb. 04, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)								2,520,000
Exercise price of outstanding share options (in EUR per share) | € / shares						€ 137						€ 137
Number of share options exercised in share-based payment arrangement (in shares)												16,237
Share based payments related to long-term incentives granted | €												€ 16,290
Non-executive director remuneration, percentage received in cash										50.00%
Non-executive director remuneration, percentage received in equity										50.00%	50.00%
Share split
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options (in EUR per share) | € / shares						€ 2.74						€ 2.74
Number of share options exercised in share-based payment arrangement (in shares)												811,850
Share based payments related to long-term incentives granted | €												€ 2,216
Personnel costs and offsetting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €												€ 3,834
Private warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of private warrants issued (in shares)												800,000
Warrants issued | €												€ 1,236
Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period										2 years
Number of shares issued (in shares)										76,400	78,460
Shares granted value under share based arrangement | €										€ 795	€ 791
Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 6,562
Number of other equity instruments granted in share based payment arrangement (in shares)										164,000	2,088,500
Number of other equity instruments outstanding (in shares)	2,115,500					0				2,115,500	1,951,500	0
Number of share options outstanding in share based payment arrangement (in shares)													15,832
Exercise price of outstanding share options (in EUR per share) | € / shares													€ 186
Shares exercised (in shares)				468,450	459,086		15,832
Options exercised | €				€ 3,654	€ 3,390		€ 2,946
Equity settled share based payments | Zegna Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)		588,000
Number of other equity instruments outstanding (in shares)	1,932,000									1,932,000
Equity settled share based payments | Following the share split
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share based payment arrangement (in shares)	791,600									791,600
Exercise price of outstanding share options (in EUR per share) | € / shares	€ 3.72									€ 3.72
Shares exercised (in shares)										791,600
Restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate										4.93%
Restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate										5.46%
Restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 499
Number of other equity instruments granted in share based payment arrangement (in shares)			170,000							170,000
Unrecognized compensation expense | €	€ 1,680									€ 1,680
Number of other equity instruments outstanding (in shares)	170,000									170,000	0
Performance share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies											35.00%
Risk-free rate											1.96%
Performance share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies											37.50%
Risk-free rate											4.86%
Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €											€ 6,789	€ 6,138
Number of other equity instruments granted in share based payment arrangement (in shares)										114,800
Unrecognized compensation expense | €											€ 6,108
Risk-free rate										0.00%
Number of other equity instruments outstanding (in shares)	1,480,850					0				1,480,850	1,366,050	0
Performance share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 4,062	€ 2,816
Number of other equity instruments granted in share based payment arrangement (in shares)											1,461,950
Unrecognized compensation expense | €	€ 4,408									4,408
Performance share units | Equity settled share based payments | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense | €	€ 1,842									€ 1,842
Performance share units | Equity settled share based payments | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 7.43
Expected volatility based on the historical and implied volatility of a group of comparable companies										30.00%
Performance share units | Equity settled share based payments | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 9.13
Expected volatility based on the historical and implied volatility of a group of comparable companies										40.00%
Retention restricted share units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies											35.00%
Risk-free rate											2.07%
Retention restricted share units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility based on the historical and implied volatility of a group of comparable companies											37.50%
Risk-free rate											4.05%
Retention restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)										49,200
Number of other equity instruments outstanding (in shares)	634,650					0				634,650	585,450	0
Retention restricted share units | Equity settled share based payments | LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 1,456	€ 1,046
Number of other equity instruments granted in share based payment arrangement (in shares)											626,550
Unrecognized compensation expense | €	€ 3,123									€ 3,123
Share option | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €												€ 2,938
Zegna directors, excluding the CEO, key executives, and other employees | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	430,000	450,000
Number of other equity instruments outstanding (in shares)	0					900,000				0	880,000	900,000
Award with vesting tranches | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 840	€ 840	€ 2,047
Number of other equity instruments granted in share based payment arrangement (in shares)										600,000
Other equity instruments granted (in EUR per share) | € / shares										€ 10.48
Expected volatility based on the historical and implied volatility of a group of comparable companies										30.00%
Risk-free rate										0.73%
Award with vesting tranches | Performance share units | Equity settled share based payments | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 5.77
Award with vesting tranches | Performance share units | Equity settled share based payments | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 6.93
Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | €										€ 1,300	€ 1,297	€ 3,349
Number of other equity instruments granted in share based payment arrangement (in shares)						900,000
Other equity instruments granted (in EUR per share) | € / shares										€ 10.48
Expected volatility based on the historical and implied volatility of a group of comparable companies										30.00%
Risk-free rate										0.73%
Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees | Performance share units | Equity settled share based payments | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 6.18
Award with vesting tranches | Zegna directors, excluding the CEO, key executives, and other employees | Performance share units | Equity settled share based payments | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted (in EUR per share) | € / shares										€ 7.35
Tranche One | Share price of at least USD 11.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)	11.50									11.50
Number of trading days determining share price										20 days
Tranche One | Share price of at least USD 12.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)	12.50									12.50
Number of trading days determining share price										20 days
Tranche One | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €										€ 4,266
Tranche One | Restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			80,000
Number of equal installments | tranche			2
Tranche One | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)										240,000
Tranche One | Zegna directors, excluding the CEO, key executives, and other employees | Share price of at least USD 11.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)						11.50						11.50
Number of trading days determining share price						10 days
Tranche One | Zegna directors, excluding the CEO, key executives, and other employees | Share price of at least USD 12.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price (in USD per share)						12.50						12.50
Number of trading days determining share price						20 days
Tranche Two | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €										€ 4,266
Tranche Two | Restricted share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)			90,000
Number of equal installments | tranche			3
Tranche Two | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)									240,000	360,000
Tranche Two | Zegna directors, excluding the CEO, key executives, and other employees | Performance share units | Equity settled share based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)						450,000
Tranche Three | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted | €										€ 4,266